Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Offsetting of derivatives
Offsetting of derivatives
end of	2014		2013
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	257.7	250.0	265.4	262.1
OTC	213.6	210.4	183.0	178.1
Exchange-traded	0.1	0.0	0.3	0.0
Interest rate products	471.4	460.4	448.7	440.2
OTC	86.9	99.0	58.5	68.2
Exchange-traded	0.1	0.2	0.1	0.2
Foreign exchange products	87.0	99.2	58.6	68.4
OTC	14.8	15.0	15.5	18.6
Exchange-traded	12.4	14.0	14.8	15.1
Equity/index-related products	27.2	29.0	30.3	33.7
OTC-cleared	6.3	6.1	5.2	5.1
OTC	20.0	19.5	20.8	21.2
Credit derivatives	26.3	25.6	26.0	26.3
OTC-cleared	0.0	0.0	0.0	0.0
OTC	8.6	8.8	4.4	4.0
Exchange-traded	0.4	0.3	0.5	0.8
Other products	9.0	9.1	4.9	4.8
OTC-cleared	264.0	256.1	270.6	267.2
OTC	343.9	352.7	282.2	290.1
Exchange-traded	13.0	14.5	15.7	16.1
Total gross derivatives subject to enforceable master netting agreements	620.9	623.3	568.5	573.4
Offsetting (CHF billion)
OTC-cleared	(261.7)	(255.8)	(269.1)	(267.0)
OTC	(316.4)	(326.1)	(260.7)	(265.7)
Exchange-traded	(11.9)	(13.1)	(15.1)	(15.1)
Offsetting	(590.0)	(595.0)	(544.9)	(547.8)
of which counterparty netting	(561.6)	(561.6)	(523.9)	(523.9)
of which cash collateral netting	(28.4)	(33.4)	(21.0)	(23.9)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	2.3	0.3	1.5	0.2
OTC	27.5	26.6	21.5	24.4
Exchange-traded	1.1	1.4	0.6	1.0
Total net derivatives subject to enforceable master netting agreements	30.9	28.3	23.6	25.6
Total derivatives not subject to enforceable master netting agreements [1]	8.6	9.1	10.1	11.3
Total net derivatives presented in the consolidated balance sheets	39.5	37.4	33.7	36.9
of which recorded in trading assets and trading liabilities	38.0	36.9	31.6	36.5
of which recorded in other assets and other liabilities	1.5	0.5	2.1	0.4
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2014				2013
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	119.3	(28.0)	91.3		112.0	(25.1)	86.9
Securities borrowing transactions	27.8	(6.9)	20.9		22.7	(1.7)	21.0
Total subject to enforceable master netting agreements	147.1	(34.9)	112.2		134.7	(26.8)	107.9
Total not subject to enforceable master netting agreements [1]	51.0	–	51.0		52.1	–	52.1
Total	198.1	(34.9)	163.2	[2]	186.8	(26.8)	160.0	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 104,283 million and CHF 96,587 million of the total net amount as of December 31, 2014 and 2013, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2014				2013
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	69.9	(31.9)	38.0		86.5	(26.8)	59.7
Securities lending transactions	10.8	(3.0)	7.8		6.6	0.0	6.6
Obligation to return securities received as collateral, at fair value	18.8	0.0	18.8		18.5	0.0	18.5
Total subject to enforceable master netting agreements	99.5	(34.9)	64.6		111.6	(26.8)	84.8
Total not subject to enforceable master netting agreements [1]	32.4	–	32.4		32.0	–	32.0
Total	131.9	(34.9)	97.0		143.6	(26.8)	116.8
of which securities sold under repurchase agreements and securities lending transactions	105.0	(34.9)	70.1	[2]	120.8	(26.8)	94.0	[2]
of which obligation to return securities received as collateral, at fair value	26.9	0.0	26.9		22.8	0.0	22.8
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 54,732 million and CHF 76,104 million of the total net amount as of December 31, 2014 and 2013, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	2014						2013
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	30.9	6.5		0.1		24.3	23.6	4.9		0.1		18.6
Securities purchased under resale agreements	91.3	91.3		0.0		0.0	86.9	86.9		0.0		0.0
Securities borrowing transactions	20.9	20.3		0.0		0.6	21.0	20.2		0.0		0.8
Total financial assets subject to enforceable master netting agreements	143.1	118.1		0.1		24.9	131.5	112.0		0.1		19.4
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	28.3	8.5		0.0		19.8	25.6	9.9		0.0		15.7
Securities sold under repurchase agreements	38.0	38.0		0.0		0.0	59.7	59.7		0.0		0.0
Securities lending transactions	7.8	7.6		0.0		0.2	6.6	6.2		0.0		0.4
Obligation to return securities received as collateral, at fair value	18.8	18.1		0.0		0.7	18.5	17.5		0.0		1.0
Total financial liabilities subject to enforceable master netting agreements	92.9	72.2		0.0		20.7	110.4	93.3		0.0		17.1
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
end of	2014		2013
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	257.8	250.1	265.3	262.0
OTC	213.6	210.3	183.1	178.0
Exchange-traded	0.1	0.0	0.1	0.2
Interest rate products	471.5	460.4	448.5	440.2
OTC	86.9	99.0	58.5	68.2
Exchange-traded	0.1	0.2	0.1	0.2
Foreign exchange products	87.0	99.2	58.6	68.4
OTC	14.8	15.3	15.5	18.6
Exchange-traded	12.4	14.0	14.8	15.1
Equity/index-related products	27.2	29.3	30.3	33.7
OTC-cleared	6.3	6.1	5.2	5.1
OTC	20.0	19.5	20.8	21.2
Credit derivatives	26.3	25.6	26.0	26.3
OTC	8.6	8.7	4.4	4.1
Exchange-traded	0.4	0.4	0.6	0.5
Other products	9.0	9.1	5.0	4.6
OTC-cleared	264.1	256.2	270.5	267.1
OTC	343.9	352.8	282.3	290.1
Exchange-traded	13.0	14.6	15.6	16.0
Total gross derivatives subject to enforceable master netting agreements	621.0	623.6	568.4	573.2
Offsetting (CHF billion)
OTC-cleared	(261.7)	(255.8)	(269.1)	(267.0)
OTC	(316.7)	(326.4)	(260.6)	(265.5)
Exchange-traded	(11.9)	(13.1)	(15.1)	(15.1)
Offsetting	(590.3)	(595.3)	(544.8)	(547.6)
of which counterparty netting	(561.6)	(561.6)	(523.7)	(523.7)
of which cash collateral netting	(28.7)	(33.7)	(21.1)	(23.9)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	2.4	0.4	1.4	0.1
OTC	27.2	26.4	21.7	24.6
Exchange-traded	1.1	1.5	0.5	0.9
Total net derivatives subject to enforceable master netting agreements	30.7	28.3	23.6	25.6
Total derivatives not subject to enforceable master netting agreements [1]	8.8	9.1	10.3	11.4
Total net derivatives presented in the consolidated balance sheets	39.5	37.4	33.9	37.0
of which recorded in trading assets and trading liabilities	38.0	36.9	31.8	36.6
of which recorded in other assets and other liabilities	1.5	0.5	2.1	0.4
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2014				2013
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	119.3	(28.0)	91.3		112.0	(25.1)	86.9
Securities borrowing transactions	27.8	(6.9)	20.9		22.7	(1.7)	21.0
Total subject to enforceable master netting agreements	147.1	(34.9)	112.2		134.7	(26.8)	107.9
Total not subject to enforceable master netting agreements [1]	51.0	–	51.0		52.1	–	52.1
Total	198.1	(34.9)	163.2	[2]	186.8	(26.8)	160.0	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 104,283 million and CHF 96,587 million of the total net amount as of December 31, 2014 and December 31, 2013, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2014				2013
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	69.9	(31.9)	38.0		86.5	(26.8)	59.7
Securities lending transactions	10.8	(3.0)	7.8		6.6	0.0	6.6
Obligation to return securities received as collateral, at fair value	18.8	0.0	18.8		18.5	0.0	18.5
Total subject to enforceable master netting agreements	99.5	(34.9)	64.6		111.6	(26.8)	84.8
Total not subject to enforceable master netting agreements [1]	32.4	–	32.4		32.0	–	32.0
Total	131.9	(34.9)	97.0		143.6	(26.8)	116.8
of which securities sold under repurchase agreements and securities lending transactions	105.0	(34.9)	70.1	[2]	120.8	(26.8)	94.0	[2]
of which obligation to return securities received as collateral, at fair value	26.9	0.0	26.9		22.8	0.0	22.8
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 54,732 million and CHF 76,104 million of the total net amount as of December 31, 2014 and December 31, 2013, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	2014						2013
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	30.7	6.5		0.1		24.1	23.6	4.9		0.1		18.6
Securities purchased under resale agreements	91.3	91.3		0.0		0.0	86.9	86.9		0.0		0.0
Securities borrowing transactions	20.9	20.3		0.0		0.6	21.0	20.2		0.0		0.8
Total financial assets subject to enforceable master netting agreements	142.9	118.1		0.1		24.7	131.5	112.0		0.1		19.4
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	28.3	8.5		0.0		19.8	25.6	9.9		0.0		15.7
Securities sold under repurchase agreements	38.0	38.0		0.0		0.0	59.7	59.7		0.0		0.0
Securities lending transactions	7.8	7.6		0.0		0.2	6.6	6.2		0.0		0.4
Obligation to return securities received as collateral, at fair value	18.8	18.1		0.0		0.7	18.5	17.5		0.0		1.0
Total financial liabilities subject to enforceable master netting agreements	92.9	72.2		0.0		20.7	110.4	93.3		0.0		17.1
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.